Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation, Principles of Consolidation and Use of Estimates

The unaudited interim condensed consolidated financial statements of the Company included herein have been prepared, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted from this report, as is permitted by such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the financial statements as of and for the year ended
December 31, 2018
and notes thereto, included in the Company’s Annual Report on Form
10
-K, as filed with the SEC on
March 13, 2019.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited financial statements. In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments which are necessary to fairly present the Company’s financial position as of
September 30, 2019,
the results of its operations for the
three
and
nine
months ended
September 30, 2019
and
2018,
results of changes in stockholders equity for the
nine
months ended
September 30, 2019
and
2018,
and its cash flows for the
nine
months ended
September 30, 2019
and
2018.
Such adjustments are of a normal and recurring nature. The results for the three
and
nine
months ended
September 30, 2019
are
not
necessarily indicative of the results for the year ending
December 31, 2019,
or for any future period.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. These condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not
limited to, estimates related to stock-based compensation expense, clinical trial accruals and reported amounts of revenues and expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may
differ from those estimates or assumptions.

Basis of Presentation, Principles of Consolidation and Use of Estimates

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not
limited to, estimates related to stock-based compensation expense, clinical trial accruals and reported amounts of expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may
differ from those estimates or assumptions.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, available-for-sale investments, accounts payable, and accrued liabilities. The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. FASB ASC Topic
820,
Fair Value Measurement and Disclosures
, established a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the financial instrument and are developed based on the best information available under the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported or disclosed fair value of the financial instruments and is not
a measure of the investment credit quality. Fair value measurements are classified and disclosed in one
of the following
three
categories:

Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level
3.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Financial instruments measured at fair value on a recurring basis include cash equivalents and available-for-sale investments. There have been no
changes to the valuation methods utilized by the Company during the three
and
nine
months ended
September 30, 2019
and
2018.
The Company evaluates transfers between levels at the end of each reporting period. There were no
transfers of financial instruments between levels during the three
and
nine
months ended
September 30, 2019
and
2018.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company and the Company's chief operating decision maker view the Company's operations and manage its business in one
operating segment, which is the business of developing and commercializing vonapanitase for the treatment of renal and vascular disease. Currently, the Company operates in only one
geographic segment.

Earnings Per Share, Policy [Policy Text Block]
Net Income (Loss) per Share Attributable to Common Stockholders

Basic net income (loss) per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income per share is calculated by dividing the net income attributable to common stockholders by the weighted-average number of common equivalent shares outstanding for the period, including any dilutive effect from outstanding stock options and warrants using the treasury stock method.

The Company follows the
two
-class method when computing net income (loss) per share in periods when issued shares that meet the definition of participating securities are outstanding. The two
-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two
-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders when participating securities are outstanding, losses are not
allocated to the participating securities. For purposes of calculating diluted net income per share attributable to common stockholders, preferred stock, stock options, warrants and convertible debt are considered common stock equivalents.

Net Income (Loss) per Share Attributable to Common Stockholders

Basic net income (loss) per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income per share is calculated by dividing the net income attributable to common stockholders by the weighted-average number of common equivalent shares outstanding for the period, including any dilutive effect from outstanding stock options and warrants using the treasury stock method.

The Company follows the
two
-class method when computing net income (loss) per share in periods when issued shares that meet the definition of participating securities are outstanding. The two
-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two
-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders when participating securities are outstanding, losses are not
allocated to the participating securities. For purposes of calculating diluted net income per share attributable to common shareholders, preferred stock, stock options, warrants and convertible debt are considered common stock equivalents.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In
May 2014,
the FASB issued ASU
2014
-
09,
Revenue from Contracts with Customers (“ASU
2014
-
09”
), a new standard on revenue recognition providing a single, comprehensive revenue recognition model for all contracts with customers. The new revenue standard is based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard was effective beginning
January 1, 2018,
with early adoption permitted. The Company adopted ASU
2017
-
09
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the consolidated financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
): Amendments to FASB Codification (“ASU
2016
-
02”
), which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. At the lease commencement date, the lessee must recognize a lease liability and right-of-use asset, which is initially measured at the present value of future lease payments. The Company adopted ASU
2016
-
01
at
January 1, 2019
using the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and will not
restate prior periods. It has have also elected to adopt the package of practical expedients permitted in Accounting Standards Codification Topic
842,
or ASC
842.
Accordingly, it is continuing to account for its existing operating lease as an operating lease under the new guidance, without reassessing whether the contract contains a lease under ASC
842
or whether classification of the operating leases would be different under ASC Topic
842,
and to treat lease and non-lease components as a single lease component. The Company’s sole lease at the adoption date was an operating lease for facilities and did not
include any non-lease components.

As a result of the adoption of ASU
2016
-
02,
on
January 1, 2019,
the Company recognized (a) a lease liability of approximately
$0.2
million, which represents the present value of its remaining lease payments using an estimated incremental borrowing rate of
8%,
(b) a right-of-use asset of approximately
$0.2
million that will be expensed as operating lease expense over the term of the lease. Due to the adoption of the standard using the retrospective cumulative-effect adjustment method, there are no
changes to previously reported results prior to
January 1, 2019.
Lease expense is
not
expected to change materially as a result of the adoption of ASU
2016
-
02.

In
August 2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments (“ASU
2016
-
15”
), which provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight
specific cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for annual and interim periods beginning after
December 15, 2017,
which required the Company to adopt these provisions in the
first
quarter of fiscal
2018
using a retrospective approach. The Company adopted ASU
2016
-
15
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the condensed consolidated financial statements.

In
November 2016,
the FASB issued ASU
2016
-
18,
Statement of Cash Flows, Restricted Cash requiring restricted cash and restricted cash equivalents to be included with cash and cash equivalents on the statement of cash flows when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance is effective for interim and annual periods beginning after
December 15, 2017,
with early adoption permitted. The Company adopted this standard during the first
quarter of
2018.
Restricted cash is now included as a component of cash, cash equivalents, and restricted cash on the Company’s unaudited condensed consolidated statement of cash flows. Restricted cash is recorded within other non-current assets in the accompanying unaudited condensed consolidated balance sheets. The Company adopted ASU
2016
-
18
during the quarter ended
March 31, 2018.
The inclusion of restricted cash increased the beginning balances of the unaudited consolidated statement of cash flows by
$22,000
and the ending balances by
$22,000
for both the
nine
months ended
September 30, 2019
and
2018.

In
May 2017,
the FASB issued ASU
No.
2017
-
09,
Compensation - Stock Compensation (Topic
718
): Scope of Modification Accounting (“ASU
2017
-
09”
), which clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. The new guidance will reduce diversity in practice and result in fewer changes to the terms of an award being accounted for as modifications. Under ASU
2017
-
09,
an entity will
not
apply modification accounting to a share-based payment award if the award’s fair value, vesting conditions and classification as an equity or liability instrument are the same immediately before and after the change. ASU
2017
-
09
will be applied prospectively to awards modified on or after the adoption date. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017.
The Company adopted ASU
2017
-
09
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the condensed consolidated financial statements.

In
June 2018,
the FASB issued ASU
No.
2018
-
07,
Compensation - Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting (“ASU
2018
-
07”
). ASU
2018
-
07
aims to simplify the accounting for share-based payments to nonemployees by aligning it to the accounting for share based payments to employees including determining the fair value of the award on the date of grant and recognizing the stock-based compensation expense as of the respective vesting date. The new standard also requires companies to elect to either measure the awards to nonemployees over an estimated expected term or contractual term as well as elect to estimate forfeitures or account for forfeitures as incurred. ASU
2018
-
07
is effective for fiscal years and interim periods within those fiscal years beginning after
December 15, 2018.
The guidance will be effective for the Company on
January 1, 2019.
The Company adopted ASU
2018
-
07
during the quarter ended
March 31, 2019.
The adoption did
not
have an impact on the condensed consolidated financial statements as all outstanding non-employee share-based awards had vested prior to
March 31, 2018.

Recent Accounting Pronouncements

In
May 2014,
the FASB issued ASU
2014
-
09,
Revenue from Contracts with Customers
(“ASU
2014
-
09”
), a new standard on revenue recognition providing a single, comprehensive revenue recognition model for all contracts with customers. The new revenue standard is based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard was effective beginning
January 1, 2018,
with early adoption permitted. The Company adopted ASU
2017
-
09
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the consolidated financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
): Amendments to FASB Codification (“ASU
2016
-
02”
), which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. At the lease commencement date, the lessee must recognize a lease liability and right-of-use asset, which is initially measured at the present value of future lease payments. The Company will adopt this ASU and related amendments on
January 1, 2019
and expects to elect certain practical expedients permitted under the transition guidance. Additionally, we will elect the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and will not
restate prior periods. The Company is substantially complete in assessing the transitional impact from adopting the standard. The Company currently estimates that the adoption of the new lease standard will have an immaterial impact on the consolidated financial statements.

In
August 2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
-
15”
), which provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight
specific cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for annual and interim periods beginning after
December 15, 2017,
which required the Company to adopt these provisions in the
first
quarter of fiscal
2018
using a retrospective approach. The Company adopted ASU
2016
-
15
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the consolidated financial statements.

In
November 2016,
the FASB issued ASU
2016
-
18,
Statement of Cash Flows, Restricted Cash
requiring restricted cash and restricted cash equivalents to be included with cash and cash equivalents on the statement of cash flows when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance is effective for interim and annual periods beginning after
December 15, 2017,
with early adoption permitted. The Company adopted this standard during the first
quarter of
2018.
Restricted cash is now included as a component of cash, cash equivalents, and restricted cash on the Company’s unaudited condensed consolidated statement of cash flows. Restricted cash is recorded within other non-current assets in the accompanying unaudited condensed consolidated balance sheets. The Company adopted ASU
2016
-
18
during the quarter ended
March 31, 2018.
The inclusion of restricted cash increased the beginning balances of the unaudited consolidated statement of cash flows by
$22,000
and
$14,000
for the years ended
December 31, 2018
and
2017,
respectively. The ending balances were increased by
$22,000
for both the years ended
December 31, 2018
and
2017.

In
May 2017,
the FASB issued ASU
No.
2017
-
09,

Compensation - Stock Compensation (Topic
718
): Scope of Modification Accounting
(“ASU
2017
-
09”
), which clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. The new guidance will reduce diversity in practice and result in fewer changes to the terms of an award being accounted for as modifications. Under ASU
2017
-
09,
an entity will
not
apply modification accounting to a share-based payment award if the award’s fair value, vesting conditions and classification as an equity or liability instrument are the same immediately before and after the change. ASU
2017
-
09
will be applied prospectively to awards modified on or after the adoption date. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017.
The Company adopted ASU
2017
-
09
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the consolidated financial statements.

In
June 2018,
the FASB issued ASU
No.
2018
-
07,
Compensation - Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting (“ASU
2018
-
07”
). ASU
2018
-
07
aims to simplify the accounting for share-based payments to nonemployees by aligning it to the accounting for share based payments to employees including determining the fair value of the award on the date of grant and recognizing the stock-based compensation expense as of the respective vesting date. The new standard also requires companies to elect to either measure the awards to nonemployees over an estimated expected term or contractual term as well as elect to estimate forfeitures or account for forfeitures as incurred. ASU
2018
-
07
is effective for fiscal years and interim periods within those fiscal years beginning after
December 15, 2018.
The guidance will be effective for the Company on
January 1, 2019.
The Company is currently evaluating the impact of the new guidance on its condensed consolidated financial statements.